Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Abstract]
Federal income tax rate	34.00%	34.00%
Income tax benefit at the federal statutory rate	$ (1,062,864)	$ (2,558,779)
State benefit, net of federal benefit	(203,126)	(176,615)
Permanent differences net	(663,707)	1,057,550
Tax attributes from business combination		(434,725)
Changes in valuation allowances	1,324,427	2,112,569
Prior period true-up	605,270
Income tax (benefit) provision